Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Amortization and accretion of premiums and discounts on securities, net	270	291	1,130	2,165	3,249
Accretion of loan discounts, net	(713)	(141)	(869)	(456)	(344)
Amortization of deposit premiums	(241)	(93)	(411)	(535)	(1,120)
Amortization of core deposit intangibles	148	61	303	246	231
Accretion of borrowing valuation allowance	(6)		(4)
Provision for loan losses	1,505	1,223	2,693	2,373	8,060
Depreciation	426	336	1,485	1,352	1,247
Net gain on sale of mortgage loans HFS	(75)		(28)
Net gain on sale of guaranteed portion of loans	(645)	(430)	(2,867)	(1,229)
Originations of loans held for sale	(3,251)		(1,608)
Proceeds from sales of and principal collected on loans held for sale	2,960		2,681
Stock-based compensation expense	121	49	964	335	324
Increase in accrued interest receivable and other assets, net	1,371	1,601	1,061	(1,433)	8
Increase in accrued interest payable and other liabilities, net	(3,009)	(802)	138	475	1,462
Net cash provided by operating activities	3,510	5,583	19,807	14,801	19,327
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the maturities or calls and paydowns of available-for-sale securities	11,042	15,328	34,021	49,050	55,414
Purchases of available-for-sale securities	(2,976)	(10,015)	(22,081)	(76,612)	(75,942)
Proceeds from the maturities or calls and paydowns of held-to-maturity securities	2,653	2,204	9,855	11,161	9,835
Purchases of held-to-maturity securities		(1,988)	(3,452)	(8,988)	(20,710)
Proceeds from sale of guaranteed portion of loans	7,099	6,312	32,205	13,186
Purchases of FHLB of Dallas stock, net of redemptions	1,378	(5)	103	(1,379)	(50)
Purchases of Dallas Federal Reserve stock	(13)	(1,127)	(1,673)	(11)	(815)
Net increase in loans held for investment	(16,996)	(53,066)	(220,465)	(170,205)	(293,561)
Investment in construction of premises and purchases of other fixed assets	(43)	(447)	(984)	(2,699)	(3,326)
Net cash used in investing activities	2,144	(42,804)	(182,256)	(176,106)	(276,932)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in deposit accounts	86,379	39,161	128,749	(13,544)	260,885
Net increase (decrease) in securities sold under agreements to repurchase	8,407	5,800	2,022	(897)	(205)
Net repayment of other short-term borrowed funds	(257)	(12)	(5,000)	75,307	22,157
Repayment of other long-term borrowed funds	(40,000)		(1,864)	(43,486)	(22,664)
Proceeds from issuance of common stock due to exercise of stock options	2	76	117	190
Net cash provided by (used in) financing activities	54,531	45,025	196,615	17,570	284,907
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	60,185	7,804	34,166	(143,735)	27,302
CASH AND CASH EQUIVALENTS:
Beginning of year	68,923	34,757	34,757	178,492	151,190
End of year	129,108	42,561	68,923	34,757	178,492
SUPPLEMENTAL INFORMATION:
Interest paid	$ 2,222	2,496	9,592	11,374	9,908
Income taxes paid		$ 100	$ 9,200	$ 7,116	$ 4,650